Segments - Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Geographical Segments [Line Items]
Revenues	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Operating Income/ (Loss)	964		798		731
Long- lived Assets	12,467	[2]	12,325	[2]
United States [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	2,820	[1]	2,677	[1]	2,557	[1]
Operating Income/ (Loss)	529		425		297
Long- lived Assets	9,540	[2]	9,531	[2]
North and South America, excluding the United States [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	640	[1]	625	[1]	551	[1]
Operating Income/ (Loss)	170		184		157
Long- lived Assets	1,313	[2]	1,212	[2]
The Netherlands [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	39	[1]	43	[1]	41	[1]
Operating Income/ (Loss)	4		(90)		(5)
Long- lived Assets	8	[2]	3	[2]
Other Europe, Middle East and Africa [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	1,353	[1]	1,447	[1]	1,330	[1]
Operating Income/ (Loss)	178		184		191
Long- lived Assets	1,097	[2]	1,074	[2]
Asia Pacific [Member]
Schedule Of Geographical Segments [Line Items]
Revenues	738	[1]	715	[1]	624	[1]
Operating Income/ (Loss)	83		95		91
Long- lived Assets	$ 509	[2]	$ 505	[2]

[1]	Revenues are attributed to geographic areas based on the location of customers.
[2]	Long-lived assets include property, plant and equipment, goodwill and other intangible assets.